(14) PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment pledged as collateral for borrowings	R$ 3,957,132
Borrowing Costs Capitalised	25,641	R$ 10,591	R$ 29,817
Capitalisation rate		8.74%	8.80%
Impairment on property, plant and equipment			R$ 15,261
CPFL Renovaveis [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment pledged as collateral for borrowings	3,908,099
Impairment on property, plant and equipment			15,261
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on property, plant and equipment
Construction In Progress [Member] | CPFL Renovaveis [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment pledged as collateral for borrowings	R$ 248,018	R$ 139,614